Loan Receivable (Details)		12 Months Ended
	Nov. 10, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Loan Receivable [Line Items]
Loan receivable		$ 593,232						$ 483,588
Principal amount				$ 551,399	€ 500,000	$ 48,666	€ 45,000			€ 25,000
Loaned amount		84,020
Arm’s Length Party [Member]
Loan Receivable [Line Items]
Loaned amount | £			£ 66,000
Cellen Life Sciences Limited [Member] | Loan Restructuring Agreement
Loan Receivable [Line Items]
Loan payable	$ 500,000	500,000
Interest rate, percentage	5.00%
Principal amount	$ 500,000
Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Loan receivable		$ 509,212	£ 400,000					$ 483,588	£ 400,000